Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about other financial liabilities [Table Text Block]
	Dec. 31, 2019	Dec. 31, 2018
Current
Derivative liabilities	$10,295	$2,634
Other financial liabilities at amortized cost	8,707	2,590
Embedded derivatives (note 26c)	9,074	7,201
	28,076	12,425

Non-current
Deferred Rosemont acquisition consideration (note 5)	24,491	-
Other financial liabilities at amortized cost	15,293	18,771
	39,784	18,771
	$67,860	$31,196